Financial Risk Management - Summary of Objectives Policies and Processes for Managing Capital (Details) ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)
Disclosure of objectives, policies and processes for managing capital [abstract]
Minimum common equity tier 1 capital ratio	9.00%
Minimum tier 1 capital ratio	10.50%
Minimum total regulatory capital ratio	12.50%
Total Capital:	₩ 57,823,874	₩ 56,849,484
Tier 1 Capital	54,292,141	52,477,447
Common Equity Tier 1 Capital	49,353,374	46,794,302
Additional Tier 1 Capital	4,938,767	5,683,146
Tier 2 Capital	3,531,733	4,372,037
Risk-Weighted Assets:	₩ 356,995,709	₩ 345,980,580
Total Capital ratio (%):	0.162	0.1643
Tier 1 Capital ratio (%)	0.1521	0.1517
Common Equity Tier 1 Capital ratio (%)	0.1382	0.1353